Cash and cash equivalents and restricted cash (Details) - MXN ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Cash equivalents [Abstract]
Cash		$ 993,681	$ 434,443
Bank deposits	[1],[2],[3]	145,376,053	240,320,362
Total cash and cash equivalents and restricted cash		$ 146,369,734	240,754,805
Period to replace reserve funds		15 days
Murano World [Member]
Cash equivalents [Abstract]
Restricted reserve fund		$ 12,842,404	138,618
Inmobiliaria Insurgentes [Member]
Cash equivalents [Abstract]
Restricted reserve fund		52,272,015	24,916,838
CMB Monaco [Member]
Cash equivalents [Abstract]
Short term investments		$ 0	$ 38,722,806

[1]	As of December 31, 2022 the Company held $38,722,806 in a short-term investment in CMB Monaco. The transaction was carried out through a treasury management services agreement with ESC S.C.P., a related party. As of December 31, 2023, there was no investment amount in this account.
[2]	Inmobiliaria Insurgentes 421 - In accordance with the long-term debt with Bancomext, the entity must maintain a debt service reserve fund equivalent to the next amortization of capital payment plus interests, according to the amortization schedule, and an additional fund for an amont equivalent to the principal debt service reserve fund. While the amount can be withdrawn to cover the payments without any penalty, Inmobiliaria Insurgentes 421 is obligated to replace such reserve funds 15 days after the balance is drew. As of December 31, 2023 and 2022, the principal reserve fund amounted to $52,272,015 and $24,916,838, respectively. The additional debt service reserve fund was not fully funded as of December 31, 2023, for further information see note 10.
[3]	Murano World - In accordance with the long-term debt held with Bancomext, Sabadell, Caixabank and NAFIN Fideicomiso Murano 2000 (a subsidiary of Murano World) must maintain an interest reserve fund equivalent to a minimum of one quarterly interest payment. While the amount can be withdrawn to pay such interest without any penalty, Fideicomiso Murano 2000 is obligated to replace such interest reserve fund to set a minimum amount. As of December 31, 2023 and 2022, the correspondent amount in the reserve fund was $12,842,404 and $138,618, respectively.